Federated Hermes Max-Cap Index Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.1%
		Communication Services—10.9%
4,894		Activision Blizzard, Inc.	$409,236
2,520	[2]	Alphabet, Inc., Class A	6,790,216
2,386	[2]	Alphabet, Inc., Class C	6,452,746
60,715		AT&T, Inc.	1,703,056
1,108	[2]	Charter Communications, Inc.	824,407
38,839		Comcast Corp., Class A	2,284,898
1,691	[2,3]	Discovery, Inc., Class A	49,056
1,972	[2]	Discovery, Inc., Class C	53,461
1,352	[2]	DISH Network Corp., Class A	56,635
2,602		Electronic Arts, Inc.	374,584
19,583	[2]	Facebook, Inc.	6,977,423
2,391		Fox Corp., Class A	85,263
849		Fox Corp., Class B	28,221
7,887		Interpublic Group of Cos., Inc.	278,884
6,217		Lumen Technologies, Inc.	77,526
3,407	[2]	Netflix, Inc.	1,763,361
6,194		News Corp., Inc., Class A	152,558
4,099		News Corp., Inc., Class B	96,367
3,643		Omnicom Group, Inc.	265,283
4,778	[2]	T-Mobile USA, Inc.	688,128
1,142	[2]	Take-Two Interactive Software, Inc.	198,046
7,162	[2]	Twitter, Inc.	499,550
35,131		Verizon Communications, Inc.	1,959,607
5,133		ViacomCBS Inc., Class B	210,094
15,357	[2]	Walt Disney Co.	2,703,139
		TOTAL	34,981,745
		Consumer Discretionary—11.7%
456		Advance Auto Parts, Inc.	96,699
3,540	[2]	Amazon.com, Inc.	11,779,669
2,317	[2]	Aptiv PLC	386,591
167	[2]	AutoZone, Inc.	271,136
2,136		Best Buy Co., Inc.	239,980
356	[2]	Booking Holdings, Inc.	775,461
1,401		BorgWarner, Inc.	68,621
3,181	[2]	Caesars Entertainment Corp.	277,892
1,106	[2]	CarMax, Inc.	148,149
1,425	[2]	Carnival Corp.	30,851
257	[2]	Chipotle Mexican Grill, Inc.	478,904
1,064		D. R. Horton, Inc.	101,538
2,224		Darden Restaurants, Inc.	324,437
1,275		Dollar General Corp.	296,616
2,235	[2]	Dollar Tree, Inc.	223,031
352		Domino's Pizza, Inc.	184,972
3,127		eBay, Inc.	213,293
1,238	[2]	Etsy, Inc.	227,185
1,002	[2]	Expedia Group, Inc.	161,192
30,751	[2]	Ford Motor Co.	428,976

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
6,342		Gap (The), Inc.	$184,996
195		Garmin Ltd.	30,654
10,173	[2]	General Motors Co.	578,233
965		Genuine Parts Co.	122,478
1,313		Hanesbrands, Inc.	23,975
797		Hasbro, Inc.	79,254
2,564	[2]	Hilton Worldwide Holdings, Inc.	337,038
8,395		Home Depot, Inc.	2,755,155
4,333		L Brands, Inc.	346,943
3,297	[2]	Las Vegas Sands Corp.	139,628
1,990		Lennar Corp., Class A	209,249
1,693	[2]	LKQ Corp.	85,920
5,798		Lowe's Cos., Inc.	1,117,217
3,284	[2]	Marriott International, Inc., Class A	479,398
6,364		McDonald's Corp.	1,544,606
2,682		MGM Resorts International	100,655
1,300	[2]	Mohawk Industries, Inc.	253,370
2,029		Newell Brands, Inc.	50,218
10,888		Nike, Inc., Class B	1,823,849
35	[2]	NVR, Inc.	182,791
606	[2]	O'Reilly Automotive, Inc.	365,927
876	[2]	Penn National Gaming, Inc.	59,901
267		Pool Corp.	127,578
4,000	[2]	PowerSchool Holdings, Inc.	73,800
1,655		Pulte Group, Inc.	90,810
312	[2]	PVH Corp.	32,641
148		Ralph Lauren Corp.	16,801
4,242		Ross Stores, Inc.	520,451
104	[2]	Royal Caribbean Cruises, Ltd.	7,994
9,902		Starbucks Corp.	1,202,400
5,861	[2]	Tapestry, Inc.	247,920
4,006		Target Corp.	1,045,766
6,409	[2]	Tesla, Inc.	4,404,265
12,385		TJX Cos., Inc.	852,212
793		Tractor Supply Co.	143,477
414	[2]	Ulta Beauty, Inc.	139,021
834	[2]	Under Armour, Inc., Class A	17,055
794	[2]	Under Armour, Inc., Class C	13,911
2,573		V.F. Corp.	206,355
1,229		Whirlpool Corp.	272,273
744	[2]	Wynn Resorts Ltd.	73,158
2,235		Yum! Brands, Inc.	293,657
		TOTAL	37,368,193
		Consumer Staples—5.8%
14,831		Altria Group, Inc.	712,481
4,188		Archer-Daniels-Midland Co.	250,107
3,521		Brown-Forman Corp., Class B	249,709
2,350		Campbell Soup Co.	102,742
2,399		Church and Dwight, Inc.	207,705
1,210		Clorox Co.	218,877
7,433		Colgate-Palmolive Co.	590,924

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
3,498		Conagra Brands, Inc.	$117,148
1,283		Constellation Brands, Inc., Class A	287,828
3,772		Costco Wholesale Corp.	1,620,904
1,919		Estee Lauder Cos., Inc., Class A	640,620
5,586		General Mills, Inc.	328,792
1,395		Hershey Foods Corp.	249,538
3,050		Kimberly-Clark Corp.	413,946
9,027		Kraft Heinz Co./The	347,269
5,609		Kroger Co.	228,286
1,598		Lamb Weston Holdings, Inc.	106,698
378		McCormick & Co., Inc.	31,816
4,231	[2]	Molson Coors Beverage Company, Class B	206,854
12,213		Mondelez International, Inc.	772,594
3,415	[2]	Monster Beverage Corp.	322,103
11,749		PepsiCo, Inc.	1,844,006
11,535		Philip Morris International, Inc.	1,154,538
20,685		Procter & Gamble Co.	2,942,028
693		Smucker (J.M.) Co.	90,859
4,668		Sysco Corp.	346,366
32,977		The Coca-Cola Co.	1,880,678
4,482		Tyson Foods, Inc., Class A	320,284
5,432		Walgreens Boots Alliance, Inc.	256,119
11,693		Walmart, Inc.	1,666,837
4,000	[2]	Zevia PBC	53,240
		TOTAL	18,561,896
		Energy—2.4%
1,921		APA Corp.	36,019
4,836		Baker Hughes a GE Co. LLC	102,717
5,215		Cabot Oil & Gas Corp., Class A	83,440
14,761		Chevron Corp.	1,502,817
8,751		ConocoPhillips	490,581
3,898		Devon Energy Corp.	100,724
3,229		Diamondback Energy, Inc.	249,053
4,512		EOG Resources, Inc.	328,744
35,866		Exxon Mobil Corp.	2,064,806
14,001		Halliburton Co.	289,541
1,946		Hess Corp.	148,752
16,711		Kinder Morgan, Inc.	290,437
18,158		Marathon Oil Corp.	210,451
4,966		Marathon Petroleum Corp.	274,223
1,404	[2]	NOV, Inc.	19,389
7,383		Occidental Petroleum Corp.	192,696
6,478		ONEOK, Inc.	336,662
1,939		Phillips 66	142,381
1,870		Pioneer Natural Resources, Inc.	271,842
10,769		Schlumberger Ltd.	310,470
1,519		Valero Energy Corp.	101,728
10,841		Williams Cos., Inc.	271,567
		TOTAL	7,819,040
		Financials—10.5%
8,073		Aflac, Inc.	444,015

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
3,680		Allstate Corp.	$478,584
5,286		American Express Co.	901,422
6,561		American International Group, Inc.	310,663
847		Ameriprise Financial, Inc.	218,153
2,014		Aon PLC	523,700
62,279		Bank of America Corp.	2,389,022
6,140		Bank of New York Mellon Corp.	315,166
16,377	[2]	Berkshire Hathaway, Inc., Class B	4,557,555
1,210		BlackRock, Inc.	1,049,276
4,745		Capital One Financial Corp.	767,266
1,146		Cboe Global Markets, Inc.	135,767
10,469		Charles Schwab Corp.	711,369
3,572		Chubb Ltd.	602,739
997		Cincinnati Financial Corp.	117,526
19,442		Citigroup, Inc.	1,314,668
2,901		Citizens Financial Group, Inc.	122,306
3,139		CME Group, Inc.	665,876
741		Comerica, Inc.	50,877
2,294		Discover Financial Services	285,190
214		Everest Re Group Ltd.	54,106
5,100		Fifth Third Bancorp	185,079
649		First Republic Bank	126,568
1,351		Franklin Resources, Inc.	39,922
643		Gallagher (Arthur J.) & Co.	89,576
933		Globe Life, Inc.	86,872
3,256		Goldman Sachs Group, Inc.	1,220,609
14,539		Huntington Bancshares, Inc.	204,709
4,965		Intercontinental Exchange, Inc.	594,956
8,644		Invesco Ltd.	210,741
25,105		JPMorgan Chase & Co.	3,810,437
15,383		KeyCorp	302,430
1,018		Lincoln National Corp.	62,729
4,608		Loews Corp.	247,127
1,158		M & T Bank Corp.	154,998
3,161		Marsh & McLennan Cos., Inc.	465,362
8,695		MetLife, Inc.	501,702
926		Moody's Corp.	348,176
12,102		Morgan Stanley	1,161,550
748		MSCI, Inc., Class A	445,778
1,126		NASDAQ, Inc.	210,258
1,573		Northern Trust Corp.	177,513
3,388		PNC Financial Services Group	618,005
1,632		Principal Financial Group, Inc.	101,396
5,216		Progressive Corp., OH	496,355
2,997		Prudential Financial, Inc.	300,539
788		Raymond James Financial, Inc.	102,030
6,530		Regions Financial Corp.	125,703
1,641		S&P Global, Inc.	703,530
2,546		State Street Corp.	221,858
181	[2]	SVB Financial Group	99,543
3,893		Synchrony Financial	183,049

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,051		T. Rowe Price Group, Inc.	$418,732
2,511		The Hartford Financial Services Group, Inc.	159,750
1,902		The Travelers Cos., Inc.	283,246
11,060		Truist Financial Corp.	601,996
14,007		U.S. Bancorp	777,949
652		Unum Group	17,865
33,852		Wells Fargo & Co.	1,555,161
1,046		Willis Towers Watson PLC	215,560
791		Zions Bancorporation, N.A.	41,251
		TOTAL	33,685,856
		Health Care—13.0%
15,118		Abbott Laboratories	1,828,976
14,958		AbbVie, Inc.	1,739,615
940	[2]	AbSci Corp.	26,771
2,648		Agilent Technologies, Inc.	405,753
614	[2]	Align Technology, Inc.	427,221
984		AmerisourceBergen Corp.	120,215
4,926		Amgen, Inc.	1,189,826
1,967		Anthem, Inc.	755,348
2,365		Baxter International, Inc.	182,933
2,555		Becton Dickinson & Co.	653,441
1,336	[2]	Biogen, Inc.	436,511
12,564	[2]	Boston Scientific Corp.	572,918
20,905		Bristol-Myers Squibb Co.	1,418,822
2,945		Cardinal Health, Inc.	174,874
75	[2]	Catalent, Inc.	8,986
6,878	[2]	Centene Corp.	471,900
4,408		Cerner Corp.	354,359
337	[2]	Charles River Laboratories International, Inc.	137,132
2,742		CIGNA Corp.	629,262
21		Cooper Cos., Inc.	8,857
10,650		CVS Health Corp.	877,134
5,422		Danaher Corp.	1,612,991
345	[2]	Davita, Inc.	41,486
1,367		Dentsply Sirona, Inc.	90,277
447	[2]	Dexcom, Inc.	230,433
3,719	[2]	Edwards Lifesciences Corp.	417,532
6,602		Eli Lilly & Co.	1,607,587
10,926		Gilead Sciences, Inc.	746,136
2,916		HCA Healthcare, Inc.	723,751
1,263	[2]	Henry Schein, Inc.	101,229
2,616	[2]	Hologic, Inc.	196,305
1,009		Humana, Inc.	429,693
960	[2]	IDEXX Laboratories, Inc.	651,389
893	[2]	Illumina, Inc.	442,705
3,356	[2]	Incyte Genomics, Inc.	259,587
1,023	[2]	Intuitive Surgical, Inc.	1,014,264
2,207	[2]	IQVIA Holdings, Inc.	546,674
22,191		Johnson & Johnson	3,821,290
1,389	[2]	Laboratory Corp. of America Holdings	411,352
2,110		McKesson Corp.	430,081

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
10,054		Medtronic PLC	$1,320,191
21,549		Merck & Co., Inc.	1,656,472
173	[2]	Mettler-Toledo International, Inc.	254,952
2,547	[2]	Moderna, Inc.	900,619
2,477	[2]	Organon & Co.	71,858
779		PerkinElmer, Inc.	141,957
47,542		Pfizer, Inc.	2,035,273
859		Quest Diagnostics, Inc.	121,806
597	[2]	Regeneron Pharmaceuticals, Inc.	343,042
1,340		ResMed, Inc.	364,212
965		STERIS PLC	210,322
2,854		Stryker Corp.	773,263
465		Teleflex, Inc.	184,805
3,346		Thermo Fisher Scientific, Inc.	1,806,873
7,813		UnitedHealth Group, Inc.	3,220,675
455		Universal Health Services, Inc., Class B	72,986
2,322	[2]	Vertex Pharmaceuticals, Inc.	468,069
8,069		Viatris, Inc.	113,531
430	[2]	Waters Corp.	167,618
193		West Pharmaceutical Services, Inc.	79,464
1,928		Zimmer Biomet Holdings, Inc.	315,074
4,128		Zoetis, Inc.	836,746
		TOTAL	41,655,424
		Industrials—8.2%
4,998		3M Co.	989,304
832	[2]	Alaska Air Group, Inc.	48,281
534		Allegion PLC	72,944
2,153		Ametek, Inc.	299,375
3,971	[2]	Boeing Co.	899,352
1,425		C.H. Robinson Worldwide, Inc.	127,067
3,594		Carrier Global Corp.	198,569
5,291		Caterpillar, Inc.	1,093,914
820		Cintas Corp.	323,228
1,973	[2]	Copart, Inc.	290,031
19,920		CSX Corp.	643,814
1,255		Cummins, Inc.	291,286
3,061		Deere & Co.	1,106,827
2,000	[2]	Delta Air Lines, Inc.	79,800
1,044		Dover Corp.	174,473
3,122		Eaton Corp. PLC	493,432
5,330		Emerson Electric Co.	537,744
890		Equifax, Inc.	231,934
1,168		Expeditors International Washington, Inc.	149,796
5,393		Fastenal Co.	295,375
1,937		FedEx Corp.	542,263
684		Fortive Corp.	49,699
847		Fortune Brands Home & Security, Inc.	82,557
447	[2]	Generac Holdings, Inc.	187,454
2,072		General Dynamics Corp.	406,174
61,901		General Electric Co.	801,618
5,116		Honeywell International, Inc.	1,196,070

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
7,651	[2]	Howmet Aerospace, Inc.	$251,106
510		Hunt (J.B.) Transportation Services, Inc.	85,910
329		Huntington Ingalls Industries, Inc.	67,488
774		IDEX Corp.	175,458
1,785		IHS Markit Ltd.	208,559
2,536		Illinois Tool Works, Inc.	574,835
3,769	[2]	Ingersoll-Rand, Inc.	184,191
865		Jacobs Engineering Group, Inc.	116,991
5,538		Johnson Controls International PLC	395,524
656		Kansas City Southern Industries, Inc.	175,677
1,849		L3Harris Technologies Inc.	419,242
1,655		Lockheed Martin Corp.	615,114
1,617		Masco Corp.	96,551
8,988		Nielsen Holdings PLC	212,926
1,980		Norfolk Southern Corp.	510,503
1,332		Northrop Grumman Corp.	483,543
1,393		Old Dominion Freight Lines, Inc.	374,926
3,001		Otis Worldwide Corp.	268,740
3,235		PACCAR, Inc.	268,473
974		Parker-Hannifin Corp.	303,917
928		Pentair PLC	68,366
2,876		Quanta Services, Inc.	261,428
10,952		Raytheon Technologies Corp.	952,276
2,029		Republic Services, Inc.	240,152
2,640		Robert Half International, Inc.	259,274
420		Rockwell Automation, Inc.	129,116
2,745		Rollins, Inc.	105,216
552		Roper Technologies, Inc.	271,220
677		Smith (A.O.) Corp.	47,613
1,145		Snap-On, Inc.	249,587
5,480	[2]	Southwest Airlines Co.	276,850
1,249		Stanley Black & Decker, Inc.	246,115
458	[2]	Teledyne Technologies, Inc.	207,369
4,160		Textron, Inc.	287,082
2,827		Trane Technologies PLC	575,605
503	[2]	Transdigm Group, Inc.	322,468
5,688		Union Pacific Corp.	1,244,307
3,254	[2]	United Airlines Holdings, Inc.	152,027
6,799		United Parcel Service, Inc.	1,301,057
1,112	[2]	United Rentals, Inc.	366,460
1,527		Verisk Analytics, Inc.	290,038
298		W.W. Grainger, Inc.	132,485
1,448		Wabtec Corp.	122,892
3,032		Waste Management, Inc.	449,524
1,600		Xylem, Inc.	201,360
		TOTAL	26,161,942
		Information Technology—27.1%
5,837		Accenture PLC	1,854,298
4,049	[2]	Adobe, Inc.	2,516,980
8,392	[2]	Advanced Micro Devices, Inc.	891,146
1,107	[2]	Akamai Technologies, Inc.	132,751

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
2,782		Amphenol Corp., Class A	$201,667
3,262		Analog Devices, Inc.	546,124
817	[2]	Ansys, Inc.	301,032
129,977		Apple, Inc.	18,958,445
8,756		Applied Materials, Inc.	1,225,227
56	[2]	Arista Networks, Inc.	21,302
1,299	[2]	Autodesk, Inc.	417,148
3,406		Automatic Data Processing, Inc.	714,000
3,476		Broadcom, Inc.	1,687,250
784		Broadridge Financial Solutions	136,016
2,554	[2]	Cadence Design Systems, Inc.	377,098
1,348		CDW Corp.	247,156
35,784		Cisco Systems, Inc.	1,981,360
1,290		Citrix Systems, Inc.	129,968
6,564		Cognizant Technology Solutions Corp.	482,651
5,717		Corning, Inc.	239,314
1,342	[2]	DXC Technology Co.	53,653
1,115	[2]	Enphase Energy, Inc.	211,404
657	[2]	F5 Networks, Inc.	135,677
5,388		Fidelity National Information Services, Inc.	803,081
5,252	[2]	Fiserv, Inc.	604,558
721	[2]	FleetCor Technologies, Inc.	186,177
1,007	[2]	Fortinet, Inc.	274,146
1,357	[2]	Gartner, Inc., Class A	359,239
2,622		Global Payments, Inc.	507,121
21,026		Hewlett Packard Enterprise Co.	304,877
15,248		HP, Inc.	440,210
8,492		IBM Corp.	1,197,032
36,358		Intel Corp.	1,953,152
2,296		Intuit, Inc.	1,216,811
3,814		Juniper Networks, Inc.	107,326
1,740	[2]	Keysight Technologies, Inc.	286,317
1,187		KLA Corp.	413,266
1,145		Lam Research Corp.	729,834
6,906		Mastercard, Inc.	2,665,302
2,273		Maxim Integrated Products, Inc.	227,095
2,000	[2]	MeridianLink, Inc.	47,480
2,438		Microchip Technology, Inc.	348,927
9,743	[2]	Micron Technology, Inc.	755,862
62,378		Microsoft Corp.	17,772,116
1,520		Motorola, Inc.	340,358
3,691		NetApp, Inc.	293,767
10,267		NortonLifeLock, Inc.	254,827
20,028		NVIDIA Corp.	3,905,260
3,056		NXP Semiconductors NV	630,728
14,799		Oracle Corp.	1,289,585
1,250		Paychex, Inc.	142,275
496	[2]	Paycom Software, Inc.	198,400
9,282	[2]	PayPal Holdings, Inc.	2,557,469
657	[2]	PTC, Inc.	88,991
1,763	[2]	Qorvo, Inc.	334,247

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
9,648		Qualcomm, Inc.	$1,445,270
7,862	[2]	Salesforce.com, Inc.	1,902,054
1,328		Seagate Technology Holdings PLC	116,731
1,707	[2]	ServiceNow, Inc.	1,003,528
515		Skyworks Solutions, Inc.	95,023
1,838	[2]	Synopsys, Inc.	529,326
2,983		TE Connectivity Ltd.	439,903
1,281		Teradyne, Inc.	162,687
7,878		Texas Instruments, Inc.	1,501,704
2,169	[2]	Trimble, Inc.	185,450
408	[2]	Tyler Technologies, Inc.	200,997
695	[2]	Verisign, Inc.	150,377
14,269		Visa, Inc., Class A	3,515,739
2,151	[2]	Western Digital Corp.	139,664
2,148		Western Union Co.	49,855
2,280		Xilinx, Inc.	341,635
401	[2]	Zebra Technologies Corp., Class A	221,544
		TOTAL	86,698,990
		Materials—2.5%
1,351		Air Products & Chemicals, Inc.	393,182
1,013		Albemarle Corp.	208,719
1,409		Avery Dennison Corp.	296,848
878		Ball Corp.	71,013
740		Celanese Corp.	115,270
4,776		CF Industries Holdings, Inc.	225,666
5,912		Corteva, Inc.	252,915
5,927		Dow, Inc.	368,422
4,064		DuPont de Nemours, Inc.	305,003
886		Eastman Chemical Co.	99,870
1,368		Ecolab, Inc.	302,095
16,492		Freeport-McMoRan, Inc.	628,345
2,285		International Flavors & Fragrances, Inc.	344,212
5,750		International Paper Co.	332,120
4,452		Linde PLC	1,368,500
1,915		LyondellBasell Industries N.V.	190,217
433		Martin Marietta Materials	157,309
1,906		Mosaic Co./The	59,524
6,228		Newmont Corp.	391,243
2,188		Nucor Corp.	227,596
1,017		Packaging Corp. of America	143,906
2,137		PPG Industries, Inc.	349,442
751		Sealed Air Corp.	42,619
2,111		Sherwin-Williams Co.	614,364
929		Vulcan Materials Co.	167,211
5,050		WestRock Co.	248,511
		TOTAL	7,904,122
		Real Estate—2.5%
333		Alexandria Real Estate Equities, Inc.	67,046
3,911		American Tower Corp.	1,106,031
1,309		Avalonbay Communities, Inc.	298,229
937		Boston Properties, Inc.	109,985

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
2,833	[2]	CBRE Group, Inc.	$273,271
3,764		Crown Castle International Corp.	726,791
1,402		Digital Realty Trust, Inc.	216,132
2,778		Duke Realty Corp.	141,345
566		Equinix, Inc.	464,352
3,254		Equity Residential Properties Trust	273,759
640		Essex Property Trust, Inc.	209,984
933		Extra Space Storage, Inc.	162,473
5,378		Healthpeak Properties, Inc.	198,825
1,759		Iron Mountain, Inc.	76,974
2,189		Kimco Realty Corp.	46,691
781		Mid-American Apartment Communities, Inc.	150,811
6,426		ProLogis Inc.	822,785
1,777		Public Storage	555,277
937		Realty Income Corp.	65,862
860		Regency Centers Corp.	56,253
1,377		SBA Communications Corp.	469,543
2,514		Simon Property Group, Inc.	318,071
3,087		UDR, Inc.	169,754
5,715		Ventas, Inc.	341,643
689		Vornado Realty Trust L.P.	29,971
3,860		Welltower, Inc.	335,280
10,643		Weyerhaeuser Co.	358,988
		TOTAL	8,046,126
		Utilities—2.5%
11,289		AES Corp.	267,549
1,577		Alliant Energy Corp.	92,302
371		Ameren Corp.	31,134
4,530		American Electric Power Co., Inc.	399,184
1,701		American Water Works Co., Inc.	289,357
4,925		CMS Energy Corp.	304,316
2,474		Consolidated Edison Co.	182,507
7,130		Dominion Energy, Inc.	533,823
2,728		DTE Energy Co.	320,049
7,885		Duke Energy Corp.	828,792
3,695		Edison International	201,377
292		Entergy Corp.	30,053
1,796		Evergy, Inc.	117,135
3,231		EverSource Energy	278,738
4,925		Exelon Corp.	230,490
3,915		FirstEnergy Corp.	150,023
16,794		NextEra Energy, Inc.	1,308,253
2,706		NiSource, Inc.	67,028
2,823		NRG Energy, Inc.	116,421
590		Pinnacle West Capital Corp.	49,294
11,646		PPL Corp.	330,397
3,814		Public Service Enterprises Group, Inc.	237,345
2,846		Sempra Energy	371,830
8,377		Southern Co.	535,039
2,959		WEC Energy Group, Inc.	278,560

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
4,579		Xcel Energy, Inc.	$312,517
		TOTAL	7,863,513
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,192,666)	310,746,847
		INVESTMENT COMPANIES—2.8%
32,829		Federated Government Obligations Fund, Premier Shares, 0.01%[4]	32,829
8,766,062		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	8,769,568
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,799,828)	8,802,397
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $83,992,494)	319,549,244
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	460,635
		TOTAL NET ASSETS—100%	$320,009,879
At July 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
2S&P 500 E-Mini Index	42	$9,217,950	September 2021	$395,568
The average notional value of long futures contracts held by the Fund throughout the period was $9,485,510. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2020	$—	$4,231,867	$4,231,867
Purchases at Cost	356,045	39,538,225	39,894,270
Proceeds from Sales	(323,216)	(35,001,461)	(35,324,677)
Change in Unrealized Appreciation/Depreciation	N/A	$1,799	$1,799
Net Realized Gain/(Loss)	N/A	$(862)	$(862)
Value as of 7/31/2021	$32,829	$8,769,568	$8,802,397
Shares Held as of 7/31/2021	32,829	8,766,062	8,798,891
Dividend Income	$3	$4,017	$4,017
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,217,950 at July 31, 2021, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$30,722	$32,829
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.